CONSOLIDATED BALANCE SHEETS (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash - Note 5	19,139	19,291
Consumer loans receivable, net - Note 6	32,440	4,781
Other receivables - Note 7	19,481	12,575
Prepaid expenses and other assets	2,454	3,318
Income taxes receivable	4,576	0
Deferred tax assets - Note 14	12,183	3,012
Assets, Current	90,273	42,977
Long term receivable - Note 7	460	681
Deposits and other assets	1,162	857
Deferred tax assets - Note 14	424	2,424
Deferred financing costs	7,523	1,052
Property and equipment, net of accumulated depreciation of $30,216 and $36,180 - Note 10	23,157	25,589
Intangible assets, net of accumulated amortization of $2,908 and $7,831 - Note 11	39,760	10,578
Goodwill - Note 12	39,685	39,133
ASSETS	202,444	123,291
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	1,055	1,795
Accrued liabilities - Note 13	27,882	27,742
Income taxes payable	0	138
Current portion of deferred revenue - Note 16	1,000	1,194
Current portion of deferred lease inducements	436	490
Current portion of obligations under capital leases and other obligations - Note 17	1,180	659
Liabilities, Current	31,553	32,018
Deferred revenue - Note 16	3,917	4,917
Deferred lease inducements	985	1,082
Obligations under capital leases and other obligations - Note 17	3,608	636
Senior secured notes - Note 15	126,033	0
Deferred tax liabilities - Note 14	2,832	2,356
Liabilities, Noncurrent	168,928	41,009
SHAREHOLDERS' EQUITY
Share capital - Note 18	46,652	46,149
Additional paid-in capital	4,700	4,178
Retained earnings (deficit)	(17,836)	31,955
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	33,516	82,282
Liabilities and Equity	202,444	123,291